UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:           12/31/2008

Check here if Amendment /  /; Amendment Number:
This Amendment (Check only one):    /  / is a restatement
                                    /  / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Philadelphia Financial Management of San Francisco, LLC
Address:        Three Embarcadero Center #2350
                San Francisco, CA 94111

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Rachael Clarke
Chief Compliance Officer
415-352-4463

Signature, Place and Date of Signing:

      /s/ Rachael Clarke           San Francisco, CA           02/10/2009
    -----------------------        -----------------           ----------
          Signature                  City, State                  Date

Report Type (Check only one):

/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      4

Form 13F Information Table Entry Total:                 33

Form 13F Information Table Value Total (x$1000):  $235,105

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1. Boathouse Row I, LP
2. Boathouse Row II, LP
3. Boathouse Row Offshore, Ltd
4. Boathouse Row Offshore Regatta Ltd.

                                                 FORM 13F INFORMATION TABLE
							12/31/2008


                         TITLE                VALUE     SHARES/  SH/  PUT/  INVSTMT       OTHER      VOTING AUTHORITY
NAME OF ISSUER          OF CLASS  CUSIP     (X$1000)   PRN AMT   PRN  CALL  DSCRETN     MANAGERS   SOLE   SHARED  NONE
---------------------- ---------- ------    ---------  --------  ---  ----  -------     --------  ------  ------  ----
FIF CB 2 15APR2034	  DBCV
			   2.000%
			    4/1	  317492AF3	 106	110,000	 SH	   Share-defined   123		 0
ANNALY CAPITAL
  MANAGEMENT INC COM STK  COM	  035710409    4,791	301,896	 SH	   Share-defined   123	   301,896
ACE LIMITED COM STK	  COM	  H0023R105    4,184	 79,060	 SH	   Share-defined   123	    79,060
ALLIED WRLD ASSURANCE
  HOLDINGS COM		  COM	  G0219G203   11,169	275,097	 SH	   Share-defined   123	   275,097
AON CORP COM STK	  COM	  037389103   12,831	280,896	 SH	   Share-defined   123	   280,896
BGC PARTNERS INC	  COM	  05541T101    2,723	986,740	 SH	   Share-defined   123	   986,740
CASH AMERICA INTL
  INC COM STK		  COM	  14754D100    2,133	 78,002	 SH	   Share-defined   123	    78,002
CME GROUP INC COM STK	  COM	  12572Q105    3,496	 16,800	 SH	   Share-defined   123	    16,800
CNINSURE INC-ADR	  COM	  18976M103    4,256	484,206	 SH	   Share-defined   123	   484,206
COMERICA INC COM STK	  COM	  200340107    5,288	266,403	 SH	   Share-defined   123	   266,403
COPART INC COM STK	  COM	  217204106   17,604	647,444	 SH	   Share-defined   123	   647,444
DEALERTRACK HOLDINGS
  INC COM STK		  COM	  242309102   14,705  1,236,722	 SH	   Share-defined   123	 1,236,722
EHEALTH INC COM STK	  COM	  28238P109    4,003	301,449	 SH	   Share-defined   123	   301,449
EVERCORE PARTNERS
  INC-CL A COM		  COM	  29977A105    6,816	545,749	 SH	   Share-defined   123	   545,749
FIRST ST BANCORPORATION
  COM STK		  COM	  336453105    1,322	801,203	 SH	   Share-defined   123	   801,203
GOLDMAN SACHS GROUP
  INC COM STK		  COM	  38141G104    8,527	101,037	 SH	   Share-defined   123	   101,037
HCC INS HLDGS INC COM STK COM	  404132102    3,259	121,834	 SH	   Share-defined   123	   121,834
INVESTMENT TECHNOLOGY
  GROUP I COM STK	  COM	  46145F105    7,676	337,840	 SH	   Share-defined   123	   337,840
IPC HOLDINGS LIMITED
  BERMUDA COM STK	  COM	  G4933P101    2,227	 74,490	 SH	   Share-defined   123	    74,490
JPMORGAN CHASE & CO COM	  COM	  46625H100   16,861	534,773	 SH	   Share-defined   123	   534,773
KEYCORP NY COM STK	  COM	  493267108    8,141	955,500	 SH	   Share-defined   123	   955,500
METROCORP BANCSHARES
  INC COM STK		  COM	  591650106    4,069	546,210	 SH	   Share-defined   123	   546,210
MFA FINANCIAL INC COM STK COM	  55272X102   13,605  2,309,917	 SH	   Share-defined   123	 2,309,917
MGIC INVT CORP COM STK	  COM	  552848103    9,519  2,735,364	 SH	   Share-defined   123	 2,735,364
MORGAN STANLEY COM STK	  COM	  617446448    5,509	343,430	 SH	   Share-defined   123	   343,430
NYFIX INC COM STK	  COM	  670712108      918  1,067,430	 SH	   Share-defined   123	 1,067,430
PNC FINANCIAL SERVICES
  GROUP COM STK		  COM	  693475105    9,589	195,688	 SH	   Share-defined   123	   195,688
REINSURANCE GROUP
  AMER INC CL A COM STK	  COM	  759351604   14,984	349,921	 SH	   Share-defined   123	   349,921
SCHWAB CHARLES CORP
  NEW COM STK		  COM	  808513105    6,591	407,591	 SH	   Share-defined   123	   407,591
TRADESTATION GP		  COM	  89267P105    4,678	725,279	 SH	   Share-defined   123	   725,279
TRAVELERS COS INC COM STK COM	  89417E109    6,541	144,707	 SH	   Share-defined   123	   144,707
WESTERN UNION CO	  COM	  959802109    9,022	629,179	 SH	   Share-defined   123	   629,179
TEXTAINER GROUP HOLD	  COM	  G8766E109    7,962	751,155	 SH	   Share-defined   123	   751,155
